COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2022
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Schedule of Common Shares

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2020	938,400	24,387
Exercise of options	1,664	101
Outstanding at December 31, 2020	940,064	24,488
Acquisition of TC PipeLines, LP, net of transaction costs (Note 23)	37,955	2,063
Exercise of options	2,797	165
Outstanding at December 31, 2021	980,816	26,716
Issued under public offering[1]	28,400	1,754
Dividend reinvestment and share purchase plan	5,916	342
Exercise of options	2,830	183
Outstanding at December 31, 2022	1,017,962	28,995
1Net of underwriting commissions and deferred income taxes.

Schedule of Weighted Average Shares

Weighted Average Common Shares Outstanding
(millions)	2022	2021	2020

Basic	995	973	940
Diluted	996	974	940

Schedule of Stock Options Activity

	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life
	(thousands)		(years)

Options outstanding at January 1, 2022	7,769	$61.29
Options granted	1,396	$66.49
Options exercised	(2,830)	$58.09
Options forfeited/expired	(226)	$63.96
Options Outstanding at December 31, 2022	6,109	$63.86	4.4
Options Exercisable at December 31, 2022	3,175	$63.13	3.4

Schedule of Options Valuation Assumptions
The Company used a binomial model for determining the fair value of options granted and applied the following weighted average assumptions:

year ended December 31	2022	2021	2020

Weighted average fair value	$8.24	$7.39	$7.73
Expected life (years)[1]	5.4	5.4	5.7
Interest rate	1.6%	0.5%	1.5%
Volatility[2]	22%	25%	17%
Dividend yield	5.5%	6.0%	4.2%
1Expected life is based on historical exercise activity.
2Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

Schedule of Additional Option Information
The following table summarizes additional stock option information:

year ended December 31	2022	2021	2020
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	33	28	31
Total fair value of options that have vested	89	110	101
Total options vested	1.6 million	1.9 million	2.0 million